Financial assets and financial liabilities (Details 3) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments - Cross currency swaps	S/ 489	S/ 69,912	S/ 124,770
Quoted equity shares	21,206	657	436
Financial assets	489	70,569
Senior Notes [Member]
Disclosure of fair value measurement of assets [line items]
Senior Notes	1,005,324	1,012,607
Total financial liabilities	1,005,324	1,012,607
Currency swap contract [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments - Cross currency swaps	489	69,912	124,770
Financial assets	489	69,912	S/ 124,770
Quoted Equity Shares [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments - Cross currency swaps		657
Quoted equity shares		657
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		657
Level 1 [Member] | Senior Notes [Member]
Disclosure of fair value measurement of assets [line items]
Senior Notes	1,005,324	1,012,607
Total financial liabilities	1,005,324	1,012,607
Level 1 [Member] | Currency swap contract [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments - Cross currency swaps
Level 1 [Member] | Quoted Equity Shares [Member]
Disclosure of fair value measurement of assets [line items]
Quoted equity shares		657
(Level 2) [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	489	69,912
(Level 2) [Member] | Senior Notes [Member]
Disclosure of fair value measurement of assets [line items]
Senior Notes
Total financial liabilities
(Level 2) [Member] | Currency swap contract [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments - Cross currency swaps	489	69,912
(Level 2) [Member] | Quoted Equity Shares [Member]
Disclosure of fair value measurement of assets [line items]
Quoted equity shares
(Level 3) [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
(Level 3) [Member] | Senior Notes [Member]
Disclosure of fair value measurement of assets [line items]
Senior Notes
Total financial liabilities
(Level 3) [Member] | Currency swap contract [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments - Cross currency swaps
(Level 3) [Member] | Quoted Equity Shares [Member]
Disclosure of fair value measurement of assets [line items]
Quoted equity shares